Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets:
Money market funds included in cash and cash equivalents	$ 581	$ 1,806
Total financial assets	581	1,806
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	66	3,370
Total financial liabilities	66	3,370
Level 1
Financial Assets:
Money market funds included in cash and cash equivalents	581	1,806
Total financial assets	581	1,806
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	0	0
Total financial liabilities	0	0
Level 2
Financial Assets:
Money market funds included in cash and cash equivalents	0	0
Total financial assets	0	0
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	66	3,370
Total financial liabilities	66	3,370
Level 3
Financial Assets:
Money market funds included in cash and cash equivalents	0	0
Total financial assets	0	0
Financial Liabilities:
Forward contracts included in accrued expenses and other current liabilities (Note 6)	0	0
Total financial liabilities	$ 0	$ 0